Stock-based compensation (Tables)	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Schedule of Share Based Compensation Restricted Stock Units Award Activity
The following table presents a summary of our RSU activity:

	RSUs (in number of shares)	Weighted average grant-date fair value
Balance as of January 1, 2022	1,264,703	$9.60
Granted	622,781	$11.36
Vested	(1,021,791)	$7.30
Cancelled	(195,933)	$11.22
Balance as of December 31, 2022	669,760	$10.74
Granted	892,367	$6.17
Vested	(588,531)	$7.88
Cancelled	(198,345)	$9.21
Balance as of December 31, 2023	775,251	$7.38
Granted	788,556	$8.73
Vested	(510,903)	$17.84
Cancelled	(50,666)	$7.92
Balance as of December 31, 2024	1,002,238	$7.86

Summary of Stock Option Activity
The following table presents a summary of our stock option activity:

	Options (in number of shares)	Weighted average exercise price
Balance as of January 1, 2022	627,756	$14.00
Exercised	(48,172)	$6.41
Forfeited / Cancelled	(88,527)	$11.28
Balance as of December 31, 2022	491,057	$9.66
Exercised	(3,827)	$6.03
Forfeited / Cancelled	(77,758)	$9.65
Balance as of December 31, 2023	409,472	$9.73
Exercised	(14,414)	$9.02
Forfeited / Cancelled	(8,878)	$17.18
Balance as of December 31, 2024	386,180	$9.79
Fully vested as of December 31, 2024	386,180	$9.79